21. Financial Risks: Schedule of contractual obligations (Details) - CAD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Not later than one year
Accounts payable and accrued liabilities	$ 689,944
Payables to related parties	141,144
Loans payable in default	31,107
Non-current derivative financial liabilities	305,025
Financial liabilities	773,891
Total Current Liabilities	1,941,111
Later than one year and not later than three years
Accounts payable and accrued liabilities	0
Payables to related parties	0
Loans payable in default	0
Non-current derivative financial liabilities	0
Financial liabilities	0
Later than three years and not later than five years
Accounts payable and accrued liabilities	0
Payables to related parties	0
Loans payable in default	0
Non-current derivative financial liabilities	0
Financial liabilities	0
Accounts payable and accrued liabilities	689,944	$ 1,024,134	$ 1,182,449
Payables to related parties	141,144
Loans payable in default	31,107
Non-current derivative financial liabilities	305,025
Financial liabilities	773,891
Total Current Liabilities	$ 1,941,111	$ 3,883,529	$ 1,780,877